Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012		Jul. 30, 2011	Jan. 29, 2011
Goodwill [Line Items]
Goodwill	$ 448	$ 448		$ 386	$ 384
Domestic
Goodwill [Line Items]
Goodwill		361			361
International
Goodwill [Line Items]
Goodwill		87	[1]		23	[1]
Foreign currency translation on goodwill		$ 2			$ 2

[1]	Foreign currency translation accounted for $2 million of the increase.